Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities [Abstract]
Accrued Liabilities

5. Accrued Liabilities

Accrued expenses consist of the following:

(in thousands)	2018	2017
Accrued Expenses	$924	$524
Accrued Compensation	476	690
Other	69	130
Accrued Project Costs	102	130
Total	$1,571	$1,474